Other Receivables, Net (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Receivables [Abstract]
Other receivables	$ 198,192	$ 678,983
Less: allowance for credit losses	9,797	22,148
Total other receivables	$ 188,395	$ 656,835